Basis of Presentation and Significant Accounting Policies - Total Lease Cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating lease cost	$ 416
Variable lease cost	328
Sublease income	(45)
Total lease cost	$ 700